NOTES PAYABLE (Details Narrative) - USD ($)					6 Months Ended	12 Months Ended
	Sep. 21, 2016	Sep. 13, 2016	Jul. 25, 2016	Jun. 17, 2016	Nov. 30, 2016	May 31, 2016	May 31, 2015
Debt Instrument [Line Items]
Issuance of common stock for repayment of note, amount						$ 10,817
Note 1 [Member]
Debt Instrument [Line Items]
Issue date					Sep. 01, 2014	Sep. 01, 2014
Maturity date of loan					Dec. 31, 2014	Dec. 31, 2014
Convertible debt					$ 6,000	$ 6,000
Interest rate					10.00%	10.00%
Principal payment on loans					$ 3,000	$ 3,000
Interest payment on loans					651	651
Accrued and unpaid interest					$ 268	$ 193	$ 436
Conversion rate per share					$ 0.25	$ 0.25
Note 2 [Member]
Debt Instrument [Line Items]
Issue date					Sep. 01, 2015	Sep. 01, 2015
Convertible debt	$ 56,000				$ 87,500	$ 87,500
Original issue discount					7,500	7,500
Capitalized financing costs					7,735	7,735
Loan costs					$ 5,000	$ 5,000
Maturity date of loan					23 months after inception	23 months after inception
Prepayment premium					125.00%	125.00%
Interest rate					22.00%	22.00%
Principal payment on loans						$ 24,740
Interest payment on loans						6,548
Late payment and penalties					$ 7,836	7,836
Accrued and unpaid interest	$ 359				$ 1,045	$ 462
Issuance of common stock for repayment of note, amount		$ 20,000	$ 15,000	$ 12,500
Issuance of common stock for repayment of note, shares	200,000	69,404	52,053	18,315
Conversion rate per share	$ 0.28	$ 0.2882	$ 0.288167	$ 0.6825	$ 3.00	$ 3.00
Note 3 [Member]
Debt Instrument [Line Items]
Issue date					Mar. 01, 2016	Mar. 01, 2016
Maturity date of loan					Jul. 31, 2016	Jul. 31, 2016
Convertible debt					$ 18,500	$ 18,500
Proceeds from notes payable					$ 18,500	$ 18,500
Interest rate					22.00%	22.00%
Late payment and penalties					$ 13,304	$ 13,304
Accrued and unpaid interest						$ 691
Note 4 [Member]
Debt Instrument [Line Items]
Issue date					Jun. 30, 2016
Maturity date of loan					Oct. 30, 2017
Convertible debt					$ 803,000
Prepayment premium					5.00%
Issuance of common stock for repayment of note, shares					1,780,000
Warrants					730,000
Warrant price per share					$ 0.85
Shares authorized					8,000,000
Note 5 [Member]
Debt Instrument [Line Items]
Issue date					Jul. 15, 2016
Convertible debt					$ 214,200
Proceeds from notes payable					137,450
Original issue discount					46,750
Capitalized financing costs					$ 28,000
Note 6 [Member]
Debt Instrument [Line Items]
Issue date					Jul. 15, 2016
Convertible debt					$ 266,000
Proceeds from notes payable					197,370
Original issue discount					68,630
Capitalized financing costs					$ 41,000